Current and long-term debt - Prudential Private Capital facility (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 861,967	$ 1,588,290
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	877,993	1,617,439
Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 55,500
Prudential Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 33,740